Average Annual Total Returns (Vanguard Global Equity Fund, Vanguard Global Equity Fund - Investor Shares)	18 Months Ended
Mar. 31, 2012
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.90%)
Five Years	(3.49%)
Ten Years	6.60%
Inception Date	Aug. 14, 1995
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.21%)
Five Years	(4.12%)
Ten Years	5.96%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.39%)
Five Years	(3.02%)
Ten Years	5.68%
MSCI ACWI Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.35%)
Five Years	(1.93%)
Ten Years	4.24%
Spliced Global Equity Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.35%)
Five Years	(1.91%)
Ten Years	4.49%